Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander	R$ 534,505	R$ 644,426
Banco RCI Brasil S.A.	485,793	591,951
Estruturadora Brasileira de Projetos S.A. - EBP	428	387
Gestora de Inteligência de Crédito	48,284	52,088
Jointly Controlled by Santander Corretora de Seguros	3,492	2,307
Hyundai Corretora de Seguros	3,492	2,307
Significant Influence of Banco Santander	2,370,206	2,422,571
Núclea S.A.	314,434	306,521
Pluxee Benefícios Brasil S.A. (3)	1,933,758	2,059,643
Santander Auto S.A.	56,745	56,407
FIDC Creditórios Multisegmentos NPL Ipanema X Responsabilidade Limitada	65,269
Significant Influence of Santander Corretora de Seguros	608,891	570,872
Tecnologia Bancária S.A. - TECBAN (1)	250,552	248,951
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A	47,321	41,027
BIOMAS – Serviços Ambientais, Restauração e Carbono S.A.	3,946	2,923
Webmotors S.A.	307,072	277,971
Total	R$ 3,517,094	R$ 3,640,176